Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2020
Earnings Loss Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

5. EARNINGS (LOSS) PER SHARE

The Company accounts for earnings or loss per share pursuant to ASC 260, Earnings Per Share, which requires disclosure on the financial statements of "basic" and "diluted" earnings (loss) per share. Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding for the period. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options, restricted stock awards and warrants for each period.

There were no adjustments to net loss, the numerator, for purposes of computing basic earnings per share. The following table sets out the computation of basic and diluted income (loss) per share:

	Three Months Ended June 30,		Six Months Ended June 30,	January 10, 2019 (Inception) to June 30,
(Amounts in US$'s, except share data)	2020	2019	2020	2019
Numerator:
Net Loss	$(7,565,685)	$(4,287,757)	$(14,591,223)	$(5,058,434)
Numerator for basic earnings per share – loss available to common shareholders	$(7,565,685)	$(4,287,757)	$(14,591,223)	$(5,058,434)
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	128,658,540	28,065,385	128,570,426	36,463,393
Dilutive effect of warrants and options	—	—	—	—
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	128,658,540	28,065,385	128,570,426	36,463,393
Basic loss per common share	$(0.06)	$(0.15)	$(0.11)	$(0.14)
Diluted loss per common share	$(0.06)	$(0.15)	$(0.11)	$(0.14)

Potential common shares issuable to employees, non-employees and directors upon exercise or conversion of options, warrants, or convertible debt are excluded from the computation of diluted earnings per common share when the effect would be anti-dilutive. All potential common shares are dilutive in periods of net loss available to common shareholders. Stock options are anti-dilutive when the exercise price of these instruments is greater than the average market price of the Company's common stock for the period, regardless of whether the Company is in a period of net loss available to common shareholders.